Right-of-use assets (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 COP ($)
Right of Use Assets Rollforward
Balance at the beginning	$ 841,636
Balance at the end	760,598
Lease liabilities
Lease Liabilities Rollforward
Balance at the beginning	1,382,636
Additions	67,509
Remeasurements	19,418
Disposals	(12,210)
Finance cost	66,042
Repayment of capital	(230,049)
Payment of interests	(51,966)
Transfers	12,003
Exchange difference and foreign currency translation	33,228
Balance at the end	1,286,611
Pipelines
Right of Use Assets Rollforward
Balance at the beginning	11,925
Additions	16,043
Amortization of the period	(9,939)
Remeasurements	421
Disposals	(8,245)
Exchange difference and foreign currency translation	1,242
Balance at the end	11,447
Lands and buildings
Right of Use Assets Rollforward
Balance at the beginning	244,789
Additions	26,248
Amortization of the period	(24,619)
Remeasurements	11,620
Disposals	(1,169)
Transfers	(2,423)
Exchange difference and foreign currency translation	(8,445)
Balance at the end	246,001
Plant and equipment
Right of Use Assets Rollforward
Balance at the beginning	435,984
Additions	8,041
Amortization of the period	(64,861)
Remeasurements	8,521
Disposals	(2,673)
Transfers	527
Exchange difference and foreign currency translation	1,311
Balance at the end	386,850
Vehicles
Right of Use Assets Rollforward
Balance at the beginning	148,938
Additions	17,177
Amortization of the period	(53,386)
Remeasurements	(1,144)
Transfers	253
Exchange difference and foreign currency translation	4,462
Balance at the end	116,300
Right-of-use assets
Right of Use Assets Rollforward
Balance at the beginning	841,636
Additions	67,509
Amortization of the period	(152,805)
Remeasurements	19,418
Disposals	(12,087)
Transfers	(1,643)
Exchange difference and foreign currency translation	(1,430)
Balance at the end	$ 760,598